46. Risk management (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Interest Rate Reais [Member]
Trading portfolio
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (24,305)
Interest Rate Reais [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(275,618)
Interest Rate Reais [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (551,236)
Coupon Interest Rate [Member]
Trading portfolio
Description	Exposures subject to changes in coupon rate of interest rate
Coupon Interest Rate [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (880)
Coupon Interest Rate [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(9,048)
Coupon Interest Rate [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (18,096)
Coupon US Dollar [Member]
Trading portfolio
Description	Exposures subject to changes in coupon US Dollar rate
Coupon US Dollar [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (5,757)
Coupon US Dollar [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(8,376)
Coupon US Dollar [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (16,753)
Coupon Other Currencies [Member]
Trading portfolio
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (109)
Coupon Other Currencies [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(5,593)
Coupon Other Currencies [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (11,187)
Foreign Currency [Member]
Trading portfolio
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (15,859)
Foreign Currency [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(396,473)
Foreign Currency [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (792,947)
Eurobond/Treasury/Global [Member]
Trading portfolio
Description	Exposures subject to Interest Rate Variation on Papers Traded on the International Market
Eurobond/Treasury/Global [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (1,653)
Eurobond/Treasury/Global [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(1,359)
Eurobond/Treasury/Global [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (2,718)
Inflation [Member]
Trading portfolio
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (37,322)
Inflation [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(267,221)
Inflation [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (534,442)
Shares And Indexes [Member]
Trading portfolio
Description	Exposures subject to change in shares price
Shares And Indexes [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (184)
Shares And Indexes [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(4,604)
Shares And Indexes [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (9,208)
Commodities [Member]
Trading portfolio
Description	Exposures subject to change in commodities' prices
Commodities [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	R$ (52)
Commodities [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(1,288)
Commodities [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	(2,575)
Trading Portfolio Total [Member] | Trading Scenario A [Member]
Trading portfolio
Risk Factor	(86,122)	[1]
Trading Portfolio Total [Member] | Trading Scenario B [Member]
Trading portfolio
Risk Factor	(969,581)	[1]
Trading Portfolio Total [Member] | Trading Scenario C [Member]
Trading portfolio
Risk Factor	R$ (1,939,161)	[1]

[1]	Amounts net of taxes.